LONG-TERM DEBT - Changes in long-term debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
LONG-TERM DEBT
Balance at beginning of year	$ 5,380.1	$ 2,156.6	$ 4,111.5
Net change under revolving facility, net of financing costs	(209.6)		285.0
Issuance of long-term debt, net of financing costs			1,986.8
Repayment of long-term debt, excluding early redemption premium			(983.7)
Foreign currency translation	155.9		(18.5)
Amortization of financing costs	5.8		6.1
Change in fair value related to hedged interest rate risk	(13.9)		(8.5)
Other			1.4
Balance at end of year	$ 5,318.3	$ 2,298.5	$ 5,380.1